Vista Outdoor Inc. - 10-Q Accumulated Other Comprehensive Loss (AOCL) (Components) (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derivatives	$ 613	$ (15)	$ (3,543)
Pension and other postretirement benefit liabilities	(68,157)	(68,722)	(71,449)
Cumulative translation adjustment	(5,860)	(5,611)	(5,810)
Total accumulated other comprehensive loss	$ (73,404)	$ (74,348)	$ (80,802)